SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 30, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Accounts Receivable Allowances

The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 30,2017:
Allowance for possible losses on accounts receivable	$2,845	$28,102	$(28,523)	$2,424
Year Ended December 31, 2016:
Allowance for possible losses on accounts receivable	$2,672	$28,405	$(28,232)	$2,845
Year Ended December 26, 2015:
Allowance for possible losses on accounts receivable	$2,390	$20,538	$(20,256)	$2,672

*Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

Schedule of Estimated Useful Lives of Property, Plant, and Equipment

Land improvements	5 to 15 years
Buildings and improvements	10 to 32 years
Machinery, equipment and office furniture	2 to 8 years

Schedule of Percentage of Completion Account Balances

The following table presents the balances of percentage-of-completion accounts on December 30, 2017 and December 31, 2016 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	December 30,	December 31,
	2017	2016
Cost and Earnings in Excess of Billings	$5,005	$2,573
Billings in Excess of Cost and Earnings	4,435	4,748

Computation of earnings per share

The computation of earnings per share (“EPS”) is as follows (in thousands), which incorporate the retroactive effect of the Company’s 3 for 1 stock split:

	December 30,	December 31,	December 26,
	2017	2016	2015
Numerator:
Net earnings attributable to controlling interest	$119,512	$101,179	$80,595
Adjustment for earnings allocated to non-vested restricted common stock	(2,225)	(1,595)	(1,059)
Net earnings for calculating EPS	$117,287	$99,584	$79,536
Denominator:
Weighted average shares outstanding	61,416	61,089	60,552
Adjustment for non-vested restricted common stock	(1,143)	(963)	(795)
Shares for calculating basic EPS	60,273	60,126	59,757
Effect of dilutive stock options	90	99	108
Shares for calculating diluted EPS	60,363	60,225	59,865
Net earnings per share:
Basic	$1.95	$1.66	$1.33
Diluted	$1.94	$1.65	$1.33